Stock Plans - Share Based Compensation Activity (Parenthetical) (Detail) (Equity Incentive Plan Restricted Stock [Member])	12 Months Ended
Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Method Used [Line Items]
Restricted stock awards granted as a result of the adjustment of existing awards outstanding	506,470 [1]
REIT Conversion [Member]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Method Used [Line Items]
Restricted stock awards granted as a result of the adjustment of existing awards outstanding	91,000

[1]	As a result of the Company's payment of the special dividend on December 21, 2012, the Company awarded approximately 91,000 additional restricted stock units as an adjustment to outstanding restricted stock units. The additional restricted stock units are not included in the calculation of the weighted average grant-date fair value of awards granted in 2012.